Significant accounting policies (Details) $ in Millions		12 Months Ended
	Jan. 01, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities recognized on adoption of new accounting standard	$ 373
Right-of-use assets		$ 339
Lease liabilities	390
Increase (decrease) in deferred tax assets and liabilities	93
Short-term leases	17	28
Variable lease payments		$ 12
Operating lease expense			$ 128	$ 122
Bottom of range | Trademarks
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill		5 years
Bottom of range | Customer relationships
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill		6 years
Bottom of range | Software/technology
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill		3 years
Bottom of range | Patents
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill		5 years
Bottom of range | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill		20 years
Bottom of range | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill		3 years
Bottom of range | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill		3 years
Top of range | Trademarks
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill		15 years
Top of range | Customer relationships
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill		25 years
Top of range | Software/technology
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill		15 years
Top of range | Patents
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill		14 years
Top of range | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill		50 years
Top of range | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill		25 years
Top of range | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill		20 years
1 €
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate		1.12	1.18	1.13
Closing foreign exchange rate		1.12	1.14
10 MXN
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate		0.52	0.52	0.53
Closing foreign exchange rate		0.53	0.51
1 NZ$
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate		0.66	0.69	0.71
Closing foreign exchange rate		0.67	0.67
1 CA$
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate		0.75	0.77	0.77
Closing foreign exchange rate		0.77	0.73
Lease liabilities
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities recognized on adoption of new accounting standard	373	$ 371
Transfer on adoption of new accounting standard	$ 19	$ 19